RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 89,663,139	$ 60,508,354
Additions	$ 3,306,755	7,268,363	39,880,488
Modifications		2,805,573	(2,428,089)
Depreciation expense		(8,073,128)	(9,118,583)
Foreign currency translation adjustment		(677,237)	820,969
Right-of-use assets, ending balance		90,986,710	89,663,139
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		79,567,042	59,375,131
Additions		6,256,872	29,560,843
Modifications		2,810,533	(2,401,574)
Depreciation expense		(6,028,852)	(7,766,903)
Foreign currency translation adjustment		(664,066)	799,545
Right-of-use assets, ending balance		81,941,529	79,567,042
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,610,149	1,133,223
Additions		1,011,491	956,364
Modifications		(855)	(31,868)
Depreciation expense		(429,516)	(468,994)
Foreign currency translation adjustment		(13,171)	21,424
Right-of-use assets, ending balance		2,178,098	1,610,149
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		8,485,948	0
Additions		0	9,363,281
Modifications		(4,105)	5,353
Depreciation expense		(1,614,760)	(882,686)
Foreign currency translation adjustment		0	0
Right-of-use assets, ending balance		$ 6,867,083	$ 8,485,948